CONVERTIBLE DEBENTURES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Debentures
SCHEDULE OF CHANGE IN FAIR VALUE BY DEBENTURE

Following is a summary of the change in fair value by debenture (in thousands):

Total Fair Value
Balance December 31, 2024	$38,176
Debenture issuance at fair value	1,000
Change in fair value	479
Balance June 30, 2025	$39,655

Total Fair Value
Balance December 31, 2025	$43,746
Debenture issuance at fair value	5,000
Change in fair value	3,642
Balance June 30, 2026	$52,388

Fair Value:

Total Fair Value
Balance December 31, 2023	$33,018
Debenture issuance at fair value	1,000
Change in fair value	4,158
Balance December 31, 2024	38,176
Debenture issuance at fair value	2,000
Change in fair value	3,570
Balance December 31, 2025	$43,746

SCHEDULE OF COMMON STOCK ISSUABLE UPON CONVERSION OF PRINCIPAL AND ACCRETED INTEREST

Shares of Common Stock issuable upon conversion of Principal and Accreted Interest are as follows:

Total Shares of Common Stock
Balance December 31, 2024	6,102,520
Issuance of debenture	179,617
Accreted interest	446,257
Balance June 30, 2025	6,728,394

Total Shares of Common Stock
Balance December 31, 2025	7,408,376
Issuance of debenture	898,085
Accreted interest	563,971
Balance June 30, 2026	8,870,432

Shares of Common Stock Issuable (upon conversion of principal and accreted interest):

Total Shares of Common Stock
Balance December 31, 2023	$5,129,961
Debenture issuance	179,617
Accreted interest	792,942
Balance December 31, 2024	6,102,520
Debenture issuance	359,234
Accreted interest	946,622
Balance December 31, 2025	$7,408,376